Davis Value Portfolio

A portfolio of
Davis Variable Account Fund, Inc.
Supplement dated June 30, 2024
to the Summary Prospectus dated April 30, 2024

Effective June 30, 2024, Davis Value Portfolio will be renamed Davis Equity Portfolio. The Fund will continue to seek long-term growth of capital.

Davis Value Portfolio

A portfolio of
Davis Variable Account Fund, Inc.
Supplement dated June 30, 2024
to the Prospectus dated April 30, 2024

Effective June 30, 2024, Davis Value Portfolio will be renamed Davis Equity Portfolio. The Fund will continue to seek long-term growth of capital.

Davis Value Portfolio

A portfolio of
Davis Variable Account Fund, Inc.
Supplement dated June 30, 2024
to the Statement of Additional Information dated April 30, 2024

Effective June 30, 2024, Davis Value Portfolio will be renamed Davis Equity Portfolio. The Fund will continue to seek long-term growth of capital.